                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06654

                            BNY HAMILTON FUNDS, INC.
               (Exact name of registrant as specified in charter)

                           100 Summer Street, 15th Fl
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                    RAY RICE
                           100 Summer Street, 15th Fl
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section(S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section(S) 3507.

Item 1. Schedule of Investments.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ----------
            COMMON STOCKS--100.1%
            Aerospace/Defense--3.0%
  11,600    Lockheed Martin Corp.                                    $1,272,172
                                                                     ----------
            Banks--4.3%
  11,000    M&T Bank Corp.                                              981,750
  48,000    TCF Financial Corp.                                         864,000
                                                                     ----------
                                                                      1,845,750
                                                                     ----------
            Beverages--5.3%
  20,000    Coca-Cola Co. (The)                                       1,057,600
  17,000    PepsiCo, Inc.                                             1,211,590
                                                                     ----------
                                                                      2,269,190
                                                                     ----------
            Building Materials--2.9%
  35,000    Universal Forest Products, Inc.                           1,221,850
                                                                     ----------
            Chemicals--1.8%
  39,800    RPM International, Inc.                                     769,732
                                                                     ----------
            Commercial Services--2.5%
  22,000    DeVry, Inc.                                               1,089,880
                                                                     ----------
            Computers--1.7%
  61,000    EMC Corp. *                                                 729,560
                                                                     ----------
            Diversified Financial Services--1.6%
   5,500    Goldman Sachs Group, Inc. (The)                             704,000
                                                                     ----------
            Electric--4.8%
  75,000    AES Corp. (The) *                                           876,750
  28,000    Dominion Resources, Inc.                                  1,197,840
                                                                     ----------
                                                                      2,074,590
                                                                     ----------
            Electronics--4.5%
  67,000    Gentex Corp.                                                958,100
  25,000    II-VI, Inc.*                                                966,500
                                                                     ----------
                                                                      1,924,600
                                                                     ----------
            Engineering & Construction--1.0%
   8,100    Jacobs Engineering Group, Inc. *                            439,911
                                                                     ----------
            Environmental Control--2.0%
  28,500    Republic Services, Inc.                                     854,430
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments---(Continued)
September 30, 2008 (Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ----------
            COMMON STOCKS--(Continued)
            Food--2.9%
  18,000    General Mills, Inc.                                      $1,236,960
                                                                     ----------
            Hand/Machine Tools--2.0%
  13,000    Lincoln Electric Holdings, Inc.                             836,030
                                                                     ----------
            Healthcare-Products--4.6%
  15,000    Johnson & Johnson                                         1,039,200
  15,000    Stryker Corp.                                               934,500
                                                                     ----------
                                                                      1,973,700
                                                                     ----------
            Healthcare-Services--1.9%
  23,000    Aetna, Inc.                                                 830,530
                                                                     ----------
            Home Builders--1.9%
  32,700    Thor Industries, Inc.                                       811,614
                                                                     ----------
            Housewares--2.0%
  50,000    Newell Rubbermaid, Inc.                                     863,000
                                                                     ----------
            Internet--3.7%
  35,200    Akamai Technologies, Inc.*                                  613,888
   2,400    Google, Inc., Class A*                                      961,248
                                                                     ----------
                                                                      1,575,136
                                                                     ----------
            Machinery-Construction & Mining--2.2%
  16,000    Caterpillar, Inc.                                           953,600
                                                                     ----------
            Machinery-Diversified--2.0%
  30,700    Zebra Technologies Corp., Class A*                          854,995
                                                                     ----------
            Media--2.3%
  49,200    Comcast Corp., Class A                                      965,796
                                                                     ----------
            Miscellaneous Manufacturing--6.0%
  21,900    Ceradyne, Inc.*                                             802,854
  36,200    General Electric Co.                                        923,100
  20,000    Honeywell International, Inc.                               831,000
                                                                     ----------
                                                                      2,556,954
                                                                     ----------
            Oil & Gas--5.8%
  12,000    Exxon Mobil Corp.                                           931,920
  13,000    Noble Energy, Inc.                                          722,670
  20,000    Questar Corp.                                               818,400
                                                                     ----------
                                                                      2,472,990
                                                                     ----------

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments---(Continued)
September 30, 2008 (Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--(Continued)
            Oil & Gas Services--3.1%
   8,900    Schlumberger Ltd.                                       $   695,001
  25,800    Weatherford International Ltd.*                             648,612
                                                                    -----------
                                                                      1,343,613
                                                                    -----------
            Pharmaceuticals--8.5%
  47,000    Bristol-Myers Squibb Co.                                    979,950
  25,000    Merck & Co., Inc.                                           789,000
  46,000    Pfizer, Inc.                                                848,240
  21,800    Teva Pharmaceutical Industries Ltd. ADR (Israel)            998,222
                                                                    -----------
                                                                      3,615,412
                                                                    -----------
            Real Estate Investment Trust--1.4%
  48,000    CapitalSource, Inc.                                         590,400
                                                                    -----------
            Retail--2.2%
  30,000    Walgreen Co.                                                928,800
                                                                    -----------
            Semiconductors--5.6%
  25,000    Analog Devices, Inc.                                        658,750
  60,000    Applied Materials, Inc.                                     907,800
  38,600    Texas Instruments, Inc.                                     829,900
                                                                    -----------
                                                                      2,396,450
                                                                    -----------
            Software--4.6%
  38,000    Microsoft Corp.                                           1,014,220
  29,300    Paychex, Inc.                                               967,779
                                                                    -----------
                                                                      1,981,999
                                                                    -----------
            Telecommunications--2.0%
  31,382    AT&T, Inc.                                                  876,185
                                                                    -----------
            Total Common Stocks
            (Cost $43,339,366)                                       42,859,829
                                                                    -----------
            Total Investments
            (Cost $43,339,366) (a)--100.1%                           42,859,829
            Liabilities in excess of other assets--(0.1%)               (62,984)
                                                                    -----------
            Net Assets--100.0%                                      $42,796,845
                                                                    ===========

*    Non-income producing security.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2008, net unrealized depreciation was $479,537 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $6,787,906 and aggregate gross unrealized depreciation of $7,267,443.

BNY HAMILTON MULTI-CAP EQUITY FUND
Schedule of Investments---(Continued)
September 30, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments*
---------------------------------------------   ------------------------   ----------------------------
Level 1 - Quoted Prices                               $42,859,829                       $--
Level 2 - Other Significant Observable Inputs                  --                        --
Level 3 - Significant Unobservable Inputs                      --                        --
                                                      -----------                       ---
Total                                                 $42,859,829                       $--
                                                      -----------                       ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2008.

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments
September 30, 2008 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P      INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE       VALUE
---------                                              ---------   --------   --------   --------
            MUNICIPAL BONDS--94.8%
            Alabama--5.2%
 $400,000   Montgomery Medical Clinic Board
            Healthcare Facilities Revenue,
            (Jackson Hospital and Clinic)              Baa2/BBB-     5.25%     3/01/36   $318,400
                                                                                         --------
            Alaska--0.1%
   10,000   Alaska Housing Finance Corp., Series A-2    Aaa/AAA      5.75      6/01/24      9,249
                                                                                         --------
            California--4.3%
  140,000   Golden State Tobacco Securitization
            Corp., Enhanced Tobacco Settlement,
            FGIC Insured +                                A2/A       5.00      6/01/38    115,604
  200,000   Golden State Tobacco Securitization
            Corp., California Tobacco Settlement
            Revenue, Series A-1                         Baa3/BBB     5.75      6/01/47    147,346
                                                                                         --------
                                                                                          262,950
                                                                                         --------
            Colorado--3.5%
  250,000   Public Authority for Colorado Energy &
            Natural Gas                                   A2/A       6.50     11/15/38    215,407
                                                                                         --------
            Connecticut--1.0%
   65,000   Eastern Connecticut Resource Recovery
            Authority, Solid Waste Revenue,
            (Waste Management), Series A                 NR/BBB      5.50      1/01/20     58,471
                                                                                         --------
            Florida--2.9%
   50,000   Seminole Indian Tribe of Florida,
            Series A-144A                               Ba1/BBB      5.25     10/01/27     43,189
  150,000   Seminole Indian Tribe of Florida,
            Series A-144A                               Ba1/BBB      5.50     10/01/24    136,887
                                                                                         --------
                                                                                          180,076
                                                                                         --------
            Georgia--0.5%
   25,000   Georgia State Housing & Finance
            Revenue Authority, (Single Family),
            Series D-2                                  Aa2/AAA      5.10     12/01/20     23,193
   10,000   Richmond County, Georgia,
            Development Authority,
            (International Paper Co. Project)           Baa3/BBB     5.80     12/01/20      8,758
                                                                                         --------
                                                                                           31,951
                                                                                         --------

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P      INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE       VALUE
---------                                              ---------   --------   --------   --------
            MUNICIPAL BONDS (Continued)
            Idaho--0.1%
 $  5,000   Idaho Housing & Financing Association,
            Series G-2                                   Aaa/NR      5.35%     7/01/18   $  5,021
                                                                                         --------
            Illinois--5.2%
  300,000   Illinois Finance Authority,
            (Chicago Charter School Project)             NR/BBB      5.00     12/01/36    228,690
  100,000   Illinois Housing Development
            Authority, Series E2                         Aa2/AA      5.60      8/01/32     90,301
                                                                                         --------
                                                                                          318,991
                                                                                         --------
            Kansas--3.1%
  125,000   Sedgwick & Shawnee Counties, Kansas,
            Single Family Revenue, Series A-1,
            GNMA/FNMA Insured +                          Aaa/NR      5.75     12/01/37    112,950
   85,000   Sedgwick & Shawnee Counties, Kansas,
            Single Family Revenue, Series A-2,
            GNMA/FNMA Insured +                          Aaa/NR      5.75     12/01/37     77,087
                                                                                         --------
                                                                                          190,037
                                                                                         --------
            Louisiana--3.9%
   10,000   East Baton Rouge Mortgage Finance
            Authority, Series A, GNMA/FNMA
            Insured +                                    Aaa/NR      5.70     10/01/33      9,114
  300,000   Saint John Baptist Parish, Louisiana
            Revenue, Marathon Oil Corp., Series A      Baa1/BBB+     5.13      6/01/37    229,104
                                                                                         --------
                                                                                          238,218
                                                                                         --------
            Massachusetts--14.8%
  300,000   Massachusetts Health & Educational
            Facilities Authority, (Dana-Farber
            Cancer Institute), Series K                   A1/A       5.00     12/01/37    258,699
  300,000   Massachusetts Health &
            Educational Facilities Authority,
            (Milford Medical), Series E                Baa3/BBB-     5.00      7/15/32    235,569
  250,000   Massachusetts Health & Educational
            Facilities Authority (UMass Memorial),
            Series D                                    Baa2/BBB     5.00      7/01/33    197,298
  250,000   Massachusetts State Development
            Finance Agency, (Wheelock College),
            Series C                                     NR/BBB      5.25     10/01/37    215,572
                                                                                         --------
                                                                                          907,138
                                                                                         --------

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P      INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE       VALUE
---------                                              ---------   --------   --------   --------
            MUNICIPAL BONDS (Continued)
            Missouri--1.9%
 $130,000   Missouri Higher Education Student Loan
            Authority, Series B, GTD STD LNS
            Insured +                                   Aaa/AAA      5.10%     1/15/22   $116,717
                                                                                         --------
            New Hampshire--2.6%
  200,000   New Hampshire Health & Educational
            Facilities Authority,
            (Catholic Medical Center)                  Baa1/BBB+     5.00      7/01/36    159,072
                                                                                         --------
            New Jersey--0.1%
    5,000   New Jersey State Housing & Mortgage
            Finance Authority, MBIA Insured +            Aaa/AA      5.85      4/01/29      4,771
                                                                                         --------
            New Mexico--0.2%
   15,000   New Mexico Mortgage Finance
            Authority, (Single Family Mortgage),
            Series B-3, GNMA/FNMA/ FHLMC Insured +       NR/AAA      5.15      9/01/28     13,373
                                                                                         --------
            New York--3.3%
  250,000   Seneca Nation Indians Capital
            Improvements Authority, Series A-144A        NR/BB       5.00     12/01/23    203,918
                                                                                         --------
            North Carolina--0.2%
   15,000   North Carolina Housing Finance
            Agency, Series VV                            Aa2/AA      5.25      3/01/17     14,199
                                                                                         --------
            North Dakota--3.4%
  250,000   Ward County, North Dakota
            Healthcare Facilities, (Trinity
            Obligated Group)                            NR/BBB+      5.13      7/01/29    207,645
                                                                                         --------
            Ohio--2.7%
  200,000   Buckeye Tobacco Settlement Financing
            Authority, Series A-2                       Baa3/BBB     6.50      6/01/47    166,738
                                                                                         --------
            Oklahoma--0.7%
   20,000   Oklahoma Housing Finance Agency,
            Series A-2, GNMA Insured +                   Aaa/NR      5.35      3/01/27     17,820
   35,000   Oklahoma State Student Loan Authority,
            Series A1, MBIA Insured +                    A2/AA       5.30     12/01/32     28,053
                                                                                         --------
                                                                                           45,873
                                                                                         --------
            Pennsylvania--6.7%
   95,000   Monroe County, Pennsylvania Hospital
            Authority, (Pocono Medical Center)           NR/A-       5.13      1/01/37     77,518

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P      INTEREST   MATURITY
  AMOUNT                                                RATINGS*     RATE       DATE       VALUE
---------                                              ---------   --------   --------   --------
            MUNICIPAL BONDS (Continued)
 $400,000   Pennsylvania Higher Educational
            Facilities Authority, (Philadelphia
            University)                                 Baa2/BBB     5.00%     6/01/30   $330,608
                                                                                         --------
                                                                                          408,126
                                                                                         --------
            Puerto Rico--1.3%
  100,000   Puerto Rico Industrial, Tourist
            Educational, Medical & Environmental
            Control Facilities Financing Authority,
            (Ana Mendez University)                     NR/BBB-      5.00      3/01/36     79,236
                                                                                         --------
            Tennessee--10.3%
  200,000   Johnson City Health & Educational
            Facilities, (Mountain States)              Baa1/BBB+     5.50      7/01/36    168,374
  250,000   Sullivan County Health, Educational &
            Housing Facilities Board,
            (Wellmont Health System)                    NR/BBB+      5.25      9/01/36    202,607
  300,000   Tennessee Energy Acquisition Corp., Gas
            Revenue, Series A                           Aa3/AA-      5.25      9/01/18    260,016
                                                                                         --------
                                                                                          630,997
                                                                                         --------
            Texas--8.9%
  225,000   Gulf Coast Waste Disposal Authority
            (International Paper), Series A            Baa3/BBB      6.10      8/01/24    193,966
  200,000   Gulf Coast Waste Disposal Authority
            (Waster Management), Series A                NR/BBB      5.20      5/01/28    151,240
  250,000   Texas Municipal Gas Acquisition and
            Supply Corp., Series A                        A2/A       5.25     12/15/23    203,745
                                                                                         --------
                                                                                          548,951
                                                                                         --------
            Utah--0.1%
    5,000   Utah Housing Corp., (Single
            Family Mortgage Revenue), Series C-2,
            Class II, FHA Insured +                      Aa2/AA      5.25      7/01/23      4,597
                                                                                         --------
            Vermont--3.8%
  300,000   Vermont Educational & Health
            Buildings Revenue Agency, (Fletcher
            Allen Hospital), Series A                   Baa1/BBB     4.75     12/01/36    232,380
                                                                                         --------

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

                                                        MOODY'S
PRINCIPAL                                                /S&P      INTEREST   MATURITY
 AMOUNT                                                RATINGS*      RATE       DATE        VALUE
---------                                              ---------   --------   --------   ----------
            MUNICIPAL BONDS (Continued)
            Washington--1.2%
 $ 40,000   Tobacco Settlement Authority of
            Washington                                 Baa3/BBB     6.63%      6/01/32   $   37,832
   35,000   Washington State Housing Finance
            Commission, Series 1A, GNMA/FNMA
            Insured +                                   Aaa/NR      5.25      12/01/18       33,563
                                                                                         ----------
                                                                                             71,395
                                                                                         ----------
            Wisconsin--2.8%
  200,000   Wisconsin Health & Educational
            Facilities Authority, (Marshfield
            Clinic), Series A                           NR/BBB+     5.38       2/15/34      168,932
                                                                                         ----------
            Total Municipal Bonds
            (Cost $7,116,361)                                                             5,812,829
                                                                                         ----------

  NUMBER
OF SHARES
---------
            MONEY MARKET FUND--3.7%
  228,575   Dreyfus NY AMT- Free Municipal Money
            Market Fund
            (Cost $228,575)                                         5.39(a)                 228,575
                                                                                         ----------
            Total Investments
            (Cost $7,344,936) (b)--98.5%                                                  6,041,404
            Other assets less liabilities--1.5%                                              88,969
                                                                                         ----------
            Net Assets--100.0%                                                           $6,130,373
                                                                                         ==========

FHA         Federal Housing Administration.

FHLMC       Federal Home Loan Mortgage Corp.

FNMA        Federal National Mortgage Association.

GNMA        Government National Mortgage Association.

GTD STD LNS Student Loans Guarantee.

MBIA        Municipal Bond Investor Assurance.

NR          Not Rated.

*    Unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation.

(a)  Represents annualized 7 day yield at September 30, 2008.

(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2008, net unrealized depreciation was $1,303,532 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $1,303,532.

BNY HAMILTON MUNICIPAL ENHANCED FUND
Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Note 1 - FASB Statement No. 157 Disclosure

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

               Valuation inputs                 Investment in Securities   Other Financial Instruments*
---------------------------------------------   ------------------------   ----------------------------
Level 1 - Quoted Prices                                $  228,575                       $--
Level 2 - Other Significant Observable Inputs           5,812,829                        --
Level 3 - Significant Unobservable Inputs                      --                        --
                                                       ----------                       ---
Total                                                  $6,041,404                       $--
                                                       ----------                       ---

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See previously submitted notes to financial statements in the semi-annual report dated June 30, 2008.

Item 2. Controls and Procedures.

a) The President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") have concluded that, as of the date within 90 days of the filing date of this report on Form N-Q, there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of Financial Group LLC ("Foreside") which acts as distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Foreside on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Foreside, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.


By: /s/ Joseph F. Murphy
    -----------------------------------------
    Joseph F. Murphy
    President and Principal Executive Officer

Date: November 7, 2008


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: November 7, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joseph F. Murphy
    -----------------------------------------
    Joseph F. Murphy
    President and Principal Executive Officer

Date: November 7, 2008


By: /s/ Guy Nordahl
    -----------------------------------------
    Guy Nordahl
    Treasurer and Principal Financial Officer

Date: November 7, 2008